Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2020	2019
Raw materials	56,420	47,501
Finished goods (Note 5) (1)	77,041	65,278
Others	—	11
	133,461	112,790
(1) Finished goods of Crops reportable segment are valued at fair value.